Note 12 - Related Party Transactions (Details) (USD $)	1 Months Ended				12 Months Ended	92 Months Ended	95 Months Ended
	Mar. 31, 2013		Jan. 31, 2013		Dec. 31, 2013	Dec. 31, 2013	Mar. 31, 2014
Details
Proceeds from related party notes payable	$ 5,000	[1]	$ 25,000	[1]	$ 30,000	$ 30,000	$ 30,000
Repayment of related party notes payable					$ 30,000	$ 30,000	$ 30,000

[1]	In April 2013, the balance on the note was repaid in full.